Discontinued operations (Details Textual) ¥ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 14, 2017 USD ($)	Dec. 14, 2017 CNY (¥)
Operating Leases, Future Minimum Payments Receivable, Current		$ 0
Operating Leases, Future Minimum Payments Receivable, in Two Years	$ 0
Electric Double Layer Capacitor [Member]
Disposal Group, Including Discontinued Operation, Consideration					$ 2,500	¥ 16
Disposal Group, Including Discontinued Operation Initial Down Payment Due			$ 700,000	¥ 4,480